Segment Information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Turnover	£ 30,186	£ 27,889	£ 23,923
Non-current assets	34,566	36,096
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	6,824	7,060
US [member]
Disclosure of geographical areas [line items]
Non-current assets	6,841	7,802
International [member]
Disclosure of geographical areas [line items]
Non-current assets	20,901	21,234
Customer [member]
Disclosure of geographical areas [line items]
Turnover	30,186	27,889	23,923
Customer [member] | UK [member]
Disclosure of geographical areas [line items]
Turnover	940	1,056	1,102
Customer [member] | US [member]
Disclosure of geographical areas [line items]
Turnover	11,263	10,197	8,222
Customer [member] | International [member]
Disclosure of geographical areas [line items]
Turnover	£ 17,983	£ 16,636	£ 14,599